Note 7 - Stockholders' Equity (Deficit) (Details) - Warrants Outstanding, Vested and Exercisable (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Class of Warrant or Right [Line Items]
Price Per Share (in Dollars per Share)		$ 7.50
Warrant [Member] | $0.223 [Member]
Class of Warrant or Right [Line Items]
Price Per Share (in Dollars per Share)		$ 2.23
Shares - Outstanding		213,071
Weighted-Average Price Per Share - Outstanding (in Dollars per share)		$ 2.23
Weighted-Average Remaining Contractual Life - Outstanding		1 year 73 days
Shares - Vested and Exercisable Weighted-Average		213,071
Weighted-Average Price Per Share - Vested and Exercisable Weighted-Average (in Dollars per share)		$ 2.23
Weighted-Average Remaining Contractual Life - Vested and Exercisable Weighted-Average		1 year 73 days
Warrant [Member] | $0.393 [Member]
Class of Warrant or Right [Line Items]
Price Per Share (in Dollars per Share)		$ 3.93
Shares - Outstanding		190,880
Weighted-Average Price Per Share - Outstanding (in Dollars per share)		$ 3.9393
Weighted-Average Remaining Contractual Life - Outstanding		153 days
Shares - Vested and Exercisable Weighted-Average		190,880
Weighted-Average Price Per Share - Vested and Exercisable Weighted-Average (in Dollars per share)		$ 3.93
Weighted-Average Remaining Contractual Life - Vested and Exercisable Weighted-Average		153 days
Warrant [Member] | $0.50 [Member]
Class of Warrant or Right [Line Items]
Price Per Share (in Dollars per Share)		$ 5.00
Shares - Outstanding		7,100
Weighted-Average Price Per Share - Outstanding (in Dollars per share)		$ 5.00
Weighted-Average Remaining Contractual Life - Outstanding		1 year 175 days
Shares - Vested and Exercisable Weighted-Average		7,100
Weighted-Average Price Per Share - Vested and Exercisable Weighted-Average (in Dollars per share)		$ 5.00
Weighted-Average Remaining Contractual Life - Vested and Exercisable Weighted-Average		1 year 175 days
Warrant [Member] | $0.575 [Member]
Class of Warrant or Right [Line Items]
Price Per Share (in Dollars per Share)		$ 5.75
Shares - Outstanding		14,000
Weighted-Average Price Per Share - Outstanding (in Dollars per share)		$ 5.75
Weighted-Average Remaining Contractual Life - Outstanding		3 years 302 days
Shares - Vested and Exercisable Weighted-Average		14,000
Weighted-Average Price Per Share - Vested and Exercisable Weighted-Average (in Dollars per share)		$ 5.75
Weighted-Average Remaining Contractual Life - Vested and Exercisable Weighted-Average		3 years 302 days
Warrant [Member] | $0.60 [Member]
Class of Warrant or Right [Line Items]
Price Per Share (in Dollars per Share)		$ 6.00
Shares - Outstanding		92,386
Weighted-Average Price Per Share - Outstanding (in Dollars per share)		$ 6.00
Weighted-Average Remaining Contractual Life - Outstanding		219 days
Shares - Vested and Exercisable Weighted-Average		92,386
Weighted-Average Price Per Share - Vested and Exercisable Weighted-Average (in Dollars per share)		$ 6.00
Weighted-Average Remaining Contractual Life - Vested and Exercisable Weighted-Average		219 days
Warrant [Member] | $0.625 [Member]
Class of Warrant or Right [Line Items]
Price Per Share (in Dollars per Share)		$ 6.25
Shares - Outstanding		292,500
Weighted-Average Price Per Share - Outstanding (in Dollars per share)		$ 6.25
Weighted-Average Remaining Contractual Life - Outstanding		2 years 9 months
Shares - Vested and Exercisable Weighted-Average		292,500
Weighted-Average Price Per Share - Vested and Exercisable Weighted-Average (in Dollars per share)		$ 6.25
Weighted-Average Remaining Contractual Life - Vested and Exercisable Weighted-Average		2 years 9 months
Warrant [Member] | $0.75 [Member]
Class of Warrant or Right [Line Items]
Price Per Share (in Dollars per Share)		$ 7.50
Shares - Outstanding		24,001
Weighted-Average Price Per Share - Outstanding (in Dollars per share)		$ 7.50
Weighted-Average Remaining Contractual Life - Outstanding		9 years 244 days
Shares - Vested and Exercisable Weighted-Average		24,001
Weighted-Average Price Per Share - Vested and Exercisable Weighted-Average (in Dollars per share)		$ 7.50
Weighted-Average Remaining Contractual Life - Vested and Exercisable Weighted-Average		9 years 244 days
Warrant [Member] | $1.64 [Member]
Class of Warrant or Right [Line Items]
Price Per Share (in Dollars per Share)		$ 16.40
Shares - Outstanding		20,000
Weighted-Average Price Per Share - Outstanding (in Dollars per share)		$ 16.40
Weighted-Average Remaining Contractual Life - Outstanding		2 years
Shares - Vested and Exercisable Weighted-Average		20,000
Weighted-Average Price Per Share - Vested and Exercisable Weighted-Average (in Dollars per share)		$ 16.400
Weighted-Average Remaining Contractual Life - Vested and Exercisable Weighted-Average		2 years
Warrant [Member]
Class of Warrant or Right [Line Items]
Price Per Share (in Dollars per Share)		$ 2.23
Shares - Outstanding	1,228,264	853,937	931,472	624,972
Weighted-Average Remaining Contractual Life - Outstanding	7 years 14 days	2 years 242 days
Shares - Vested and Exercisable Weighted-Average		853,937